Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	PROFESSIONALLY MANAGED PORTFOLIOS
Central Index Key	dei_EntityCentralIndexKey	0000811030
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Sep 30, 2011
Brown Advisory Tactical Bond Fund (Prospectus Summary) | Brown Advisory Tactical Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BATBX

Brown Advisory Tactical Bond Fund (Prospectus Summary) | Brown Advisory Tactical Bond Fund
Brown Advisory Tactical Bond Fund Advisor Shares
Investment Objective
The Fund seeks to achieve capital appreciation.

Fees and Expenses
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Brown Advisory Tactical Bond Fund Advisor Shares
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	1.00%
Exchange Fee (as a % amount exchanged within 90 days of purchase)	1.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Brown Advisory Tactical Bond Fund Advisor Shares
Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		0.25%
Interest and Dividend Expense on Securities Sold Short		0.04%
Other Expenses	[1]	0.30%
Acquired Fund Fees and Expenses	[2]	0.02%
Total Annual Fund Operating Expenses		1.36%
[1]	Other Expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds.

Example
The example below is intended to help you compare the cost of investing in the

Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years
Brown Advisory Tactical Bond Fund Advisor Shares	138	431

Portfolio Turnover
The Fund pays transaction costs, such as commissions and dealer mark-ups, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Principal Investment Strategies
Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities. Brown Investment Advisory Incorporated (the "Advisor") seeks to achieve the Fund's investment objective by investing in tax-exempt municipal bonds, corporate bonds (including junk bonds), U.S. Treasury bonds, Treasury

Inflation Protected Securities (TIPS), derivatives and cash equivalents.

Allocations to these sectors will be made tactically; meaning that the fund will remain invested in each sector only as long as the Advisor believes the relative value is attractive, which at times may be a matter of days or weeks, as opposed to holding investments in certain sectors for years at a time.

To determine relative value, the Advisor has developed three quantitative models that seek to identify investment opportunity in various fixed income sectors. First, the Municipal Model looks to identify relative value between tax-exempt municipals and Treasury bonds. When this model is bullish on municipal bonds, the Fund will generally invest up to 30-40% of its net assets in tax-exempt municipal bonds. Otherwise the Fund will have a similarly sized allocation to Treasury bonds. Second, the TIPS Model indicates relative value between TIPS and Treasury bonds. When this model is bullish on TIPS, the Fund will generally invest up to 30-40% of it net assets in TIPS. Otherwise the Fund will have a similarly sized allocation to Treasury bonds. Third, the High-Yield

Model indicates whether high-yield bonds (also called "junk bonds") are attractive investments. If the model is bullish on high-yield bonds, the Fund will generally invest up to 30-40% of its net assets in high-yield bonds or equivalent derivative exposure to establish a long position. If the model is bearish on high-yield bonds, the Fund will take a similarly sized short position in high-yield bonds or use derivatives to obtain similar short exposure. All positioning will be intended to capture the general movement of that sector as opposed to trying to generate returns from individual security selection.

The Advisor's strategy may result in the Fund holding relatively concentrated positions in certain sectors or securities and will result in a relatively high degree of portfolio turnover. The Fund is non-diversified. The Fund may invest in securities of any maturity and/or credit quality rating, but generally speaking, the Fund intends to focus on Treasury, TIPS, and municipal positions in the 7-15 year maturity range. High-yield bond positions will generally be accessed through derivatives which have 5-years to expiration. In addition,

within municipal bonds, the Fund will generally utilize bonds of one of the highest two credit rating letter grades and will focus on relatively large issuers, such as State-level obligations. The Fund will limit its investment in high-yield securities to no more than 40% of the Fund's total assets.

The Fund may utilize derivatives, mutual funds, or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities. The

Fund expects to primarily use derivatives, such as credit default swap indices,

and/or exchange-traded funds in connection with its high-yield bond exposure. In all cases, holdings in mutual funds or exchange-traded funds will be limited to

10% of the Fund's net asset value.

Principal Investment Risks
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance

Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

o Credit Risk. The value of your investment in the Fund may change in response to changed in the credit reatings of the Fund's portfolio securities.

  Generally, investment risk and price volatility increase as a security's credit rating declines.

o Debt/Fixed Income Securities Risk. The value of your investment in the Fund may change in response to changes in interest rates. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The value of your investment in the Fund may change in response to the credit ratings of the Fund's portfolio of debt securities. The degree of risk for a particular security may be reflected in its credit rating. The Fund cannot collect interest and principal payments on a debt security if the issuer defaults. Prepayment and extension risks are present when interest rates decline and issuers of debt securities experience acceleration in prepayments. The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the

  Fund's return. Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities. Distressed debt securities may also be less liquid than higher quality debt securities.

o Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection,

  causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the

  Fund will have counterparty associated risks. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

o Inflation-Indexed Securities Risk. The risk that the Consumer Price Index moves in a manner that is adverse to the Fund's positions in Treasury Inflation

  Protected Securities.

o Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

o Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally,

  the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

o Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

o Management Risk. The Fund may not meet its investment objective based on the

  Advisor's success or failure to implement investment strategies for the Fund.

o Modeled Trading Strategies Risk. The Advisor will make extensive use of trading models to make tactical decisions of when to buy or sell securities. These models could fail to produce correct trading signals and thus adversely impact the Fund's return.

o Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

o New Fund Risk: The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

o Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

o Non-Investment Grade (Junk Bond) Securities Risk. Below investment grade debt securities (also known as "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

o Portfolio Turnover Risk. The Advisor's tactical investment process is expected to result in a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

o Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating,

  circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

o U.S. Government Securities Risk. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks,

  are supported by the right of the issuer to borrow from the U.S. Treasury.

  While the U.S. Government provides financial support to such U.S. Government-

  sponsored federal agencies, no assurance can be given that the U.S.

  Government will always do so, since the U.S. Government is not so obligated by law.

Performance Information
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.

Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
Brown Advisory Tactical Bond Fund (Prospectus Summary) | Brown Advisory Tactical Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Brown Advisory Tactical Bond Fund Advisor Shares
Investment Objective, Heading	rr_ObjectiveHeading	Investment Objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to achieve capital appreciation.

Expense, Heading	rr_ExpenseHeading	Fees and Expenses
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions and dealer mark-ups, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

Other Expenses, New Fund, Based on Estimates	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are based on estimated customary Fund expenses for the current fiscal year.
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The example below is intended to help you compare the cost of investing in the
Fund with the cost of investing in other mutual funds. This example assumes that you invest  $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% annual return each year and that the Fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Investment Strategy, Heading	rr_StrategyHeading	Principal Investment Strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
Under normal conditions, the Fund will invest at least 80% of the value of its net assets (plus borrowings for investment purposes) in fixed income securities. Brown Investment Advisory Incorporated (the "Advisor") seeks to achieve the Fund's investment objective by investing in tax-exempt municipal bonds, corporate bonds (including junk bonds), U.S. Treasury bonds, Treasury
Inflation Protected Securities (TIPS), derivatives and cash equivalents.
Allocations to these sectors will be made tactically; meaning that the fund will remain invested in each sector only as long as the Advisor believes the relative value is attractive, which at times may be a matter of days or weeks, as opposed to holding investments in certain sectors for years at a time.

To determine relative value, the Advisor has developed three quantitative models that seek to identify investment opportunity in various fixed income sectors. First, the Municipal Model looks to identify relative value between tax-exempt municipals and Treasury bonds. When this model is bullish on municipal bonds, the Fund will generally invest up to 30-40% of its net assets in tax-exempt municipal bonds. Otherwise the Fund will have a similarly sized allocation to Treasury bonds. Second, the TIPS Model indicates relative value between TIPS and Treasury bonds. When this model is bullish on TIPS, the Fund will generally invest up to 30-40% of it net assets in TIPS. Otherwise the Fund will have a similarly sized allocation to Treasury bonds. Third, the High-Yield
Model indicates whether high-yield bonds (also called "junk bonds") are attractive investments. If the model is bullish on high-yield bonds, the Fund will generally invest up to 30-40% of its net assets in high-yield bonds or equivalent derivative exposure to establish a long position. If the model is bearish on high-yield bonds, the Fund will take a similarly sized short position in high-yield bonds or use derivatives to obtain similar short exposure. All positioning will be intended to capture the general movement of that sector as opposed to trying to generate returns from individual security selection.

The Advisor's strategy may result in the Fund holding relatively concentrated positions in certain sectors or securities and will result in a relatively high degree of portfolio turnover. The Fund is non-diversified. The Fund may invest in securities of any maturity and/or credit quality rating, but generally speaking, the Fund intends to focus on Treasury, TIPS, and municipal positions in the 7-15 year maturity range. High-yield bond positions will generally be accessed through derivatives which have 5-years to expiration. In addition, within municipal bonds, the Fund will generally utilize bonds of one of the highest two credit rating letter grades and will focus on relatively large issuers, such as State-level obligations. The Fund will limit its investment in high-yield securities to no more than 40% of the Fund's total assets.

The Fund may utilize derivatives, mutual funds, or exchange-traded funds which invest in any of the previously mentioned types of fixed income securities. The
Fund expects to primarily use derivatives, such as credit default swap indices, and/or exchange-traded funds in connection with its high-yield bond exposure. In all cases, holdings in mutual funds or exchange-traded funds will be limited to
10% of the Fund's net asset value.

Risk, Heading	rr_RiskHeading	Principal Investment Risks
Risk, Narrative	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance
Corporation or any other government agency. The following are the principal risks that could affect the value of your investment:

o Credit Risk. The value of your investment in the Fund may change in response to changed in the credit reatings of the Fund's portfolio securities.
  Generally, investment risk and price volatility increase as a security's credit rating declines.

o Debt/Fixed Income Securities Risk. The value of your investment in the Fund may change in response to changes in interest rates. The longer the duration of a debt security, the more its value typically falls in response to an increase in interest rates. The value of your investment in the Fund may change in response to the credit ratings of the Fund's portfolio of debt securities. The degree of risk for a particular security may be reflected in its credit rating. The Fund cannot collect interest and principal payments on a debt security if the issuer defaults. Prepayment and extension risks are present when interest rates decline and issuers of debt securities experience acceleration in prepayments. The acceleration can shorten the maturity of the debt security and force the Fund to invest in securities with lower interest rates, reducing the
  Fund's return. Distressed debt securities involve greater risk of default or downgrade and are more volatile than investment grade securities. Distressed debt securities may also be less liquid than higher quality debt securities.

o Derivatives Risk. The risk that an investment in derivatives will not perform as anticipated, cannot be closed out at a favorable time or price, or will increase the Fund's volatility; that derivatives may create investment leverage; that, when a derivative is used as a substitute or alternative to a direct cash investment, the transaction may not provide a return that corresponds precisely with that of the cash investment; that a derivative will not perform in the manner anticipated by the Advisor; or that, when used for hedging purposes, derivatives will not provide the anticipated protection, causing the Fund to lose money on both the derivatives transaction and the exposure the Fund sought to hedge. Additionally, any derivatives held by the
  Fund will have counterparty associated risks. The Fund's use of derivatives involves the risk that the other party to the derivative contract will fail to make required payments or otherwise to comply with the terms of the contract. In the event the counterparty to such a derivative instrument becomes insolvent, the Fund potentially could lose all or a large portion of its investment in the derivative instrument.

o Inflation-Indexed Securities Risk. The risk that the Consumer Price Index moves in a manner that is adverse to the Fund's positions in Treasury Inflation
  Protected Securities.

o Interest Rate Risk. An increase in interest rates typically causes a fall in the value of the fixed income securities in which the Fund may invest.

o Investment Company and Exchange-Traded Fund Risk: Investing in other investment companies, including exchange-traded funds (ETF), involves the risk that the other investment company or ETF will not achieve its investment objective or execute its investment strategy effectively or that large purchase or redemption activity by shareholders of such an investment company might negatively affect the value of the investment company's shares. Additionally, the Fund must pay its pro rata portion of an investment company's fees and expenses. Finally, other investment companies and ETFs will have similar underlying risks as the Fund, including credit risk, liquidity risk and management risk.

o Liquidity Risk. Certain fixed income securities held by the Fund may be difficult (or impossible) to sell at the time and at the price the Advisor would like. As a result, the Fund may have to hold these securities longer than it would like and may forego other investment opportunities. There is the possibility that the Fund may lose money or be prevented from realizing capital gains if it cannot sell a security at a particular time and price.

o Management Risk. The Fund may not meet its investment objective based on the
  Advisor's success or failure to implement investment strategies for the Fund.

o Modeled Trading Strategies Risk. The Advisor will make extensive use of trading models to make tactical decisions of when to buy or sell securities. These models could fail to produce correct trading signals and thus adversely impact the Fund's return.

o Municipal Securities Risk. Adverse economic or political factors in the municipal bond market, including changes in the tax law, could impact the Fund in a negative manner.

o New Fund Risk: The Fund is new with no operating history and there can be no assurance that the Fund will grow to or maintain an economically viable size.

o Non-Diversification Risk. Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.

o Non-Investment Grade (Junk Bond) Securities Risk. Below investment grade debt securities (also known as "junk bonds") are speculative and involve a greater risk of default and price change due to changes in the issuer's creditworthiness. The market prices of these debt securities may fluctuate more than the market prices of investment grade debt securities and may decline significantly in periods of general economic difficulty.

o Portfolio Turnover Risk. The Advisor's tactical investment process is expected to result in a high portfolio turnover rate. High portfolio turnover involves correspondingly greater expenses to a Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities.

o Rating Agencies Risk. Ratings are not an absolute standard of quality, but rather general indicators that reflect only the view of the originating rating agencies from which an explanation of the significance of such ratings may be obtained. There is no assurance that a particular rating will continue for any given period of time or that any such rating will not be revised downward or withdrawn entirely if, in the judgment of the agency establishing the rating, circumstances so warrant. A downward revision or withdrawal of such ratings, or either of them, may have an effect on the liquidity or market price of the securities in which the Fund invests. The ratings of securitized assets may not adequately reflect the credit risk of those assets due to their structure.

o U.S. Government Securities Risk. Although the Fund's U.S. Government securities are considered to be among the safest investments, they are not guaranteed against price movements due to changing interest rates. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities, including, for example, Ginnie Mae pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other obligations issued by or guaranteed by federal agencies, such as those securities issued by Fannie Mae, are supported by the discretionary authority of the U.S. Government to purchase certain obligations of the federal agency, while other obligations issued by or guaranteed by federal agencies, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury.
  While the U.S. Government provides financial support to such U.S. Government-
  sponsored federal agencies, no assurance can be given that the U.S.
  Government will always do so, since the U.S. Government is not so obligated by law.

Risk, Lose Money	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose all or a portion of your investment in the Fund.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	Investment by the Fund in securities of a limited number of issuers exposes it to greater market risk and potential monetary losses than if its assets were diversified among the securities of a greater number of issuers.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance, Narrative	rr_PerformanceNarrativeTextBlock
Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Accordingly, performance information is not available. Performance information will be available after the Fund has been in operation for one calendar year. At that time, the performance information will provide some indication of the risks of investing in the Fund by comparing it against a broad measure of market performance.

Performance, One Year or Less	rr_PerformanceOneYearOrLess	Because the Fund recently commenced operations, it does not have a full calendar year of performance to compare against a broad measure of market performance.
Brown Advisory Tactical Bond Fund | Advisor Shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) imposed on Purchases (as a % of the offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) imposed on Redemptions (as a % of the sale price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Redemption Fee (as a % of amount redeemed within 90 days of purchase)	rr_RedemptionFeeOverRedemption	(1.00%)
Exchange Fee (as a % amount exchanged within 90 days of purchase)	rr_ExchangeFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest and Dividend Expense on Securities Sold Short	rr_Component1OtherExpensesOverAssets	0.04%
Other Expenses	rr_OtherExpensesOverAssets	0.30%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.36%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	138
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	431

[1]	Other Expenses are based on estimated customary Fund expenses for the current fiscal year.
[2]	"Acquired Fund Fees and Expenses" are expenses indirectly incurred by the Fund as a result of its investments in one or more underlying funds, including exchange-traded funds and money market funds.